FINANCIAL INSTRUMENTS AND RISK (Detail Textuals)	12 Months Ended
Sep. 30, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Working Capital	$ 12,453,708
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in WSJ Prime Rate result increase in realized net loss	81,065
Impact of 10% change in WSJ Prime Rate result decrease in realized net loss	3,329
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rate between CAD and USD, Fluctuation in realized net loss	13,751
SVB Term Loan
Disclosure of detailed information about financial instruments [line items]
Fair value of principal and financing costs	$ 6,736,846
Period of SVB term loan	33 months
Long term debt maturity	Sep. 01, 2020